Related party transactions - Amounts recognized from/to GE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Sales to GE	$ 7,580,418	$ 7,013,550	$ 5,224,005
Total lease revenue	6,860,320	6,530,546	4,412,003
General Electric | Related Party
Related Party Transaction [Line Items]
Purchases and provision of services from GE	212	150	1
Sales to GE	29	27	0
Total lease revenue	$ 140	$ 143	$ 22